Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
25.	INVENTORIES

	As at December 31,
	2017	2016
Raw materials	1,186,467	1,985,131
Finished goods	726,373	467,757
Provision for obsolete inventories	(106,628)	(2,022)
	1,806,212	2,450,866